PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

13.    PROPERTY AND EQUIPMENT

				Production &
			Leasehold	development	Computer	Computer	Office
	Land	Building	improvements	equipment	hardware	software	equipment	Total
COST
Balance as at January 1, 2018	$249,493	$438,471	$169,938	$1,649,728	$543,922	$612,273	$316,085	$3,979,910
Additions during the year	—	—	—	149,583	—	40,799	—	190,382
Disposals during the year	(249,493)	(438,471)	—	(310,353)	—	—	—	(998,317)
Balance as at December 31, 2018	$—	$—	$169,938	$1,488,958	$543,922	$653,072	$316,085	$3,171,975

Additions during the year	—	—	—	203,169	—	40,332	—	243,501
Disposals during the year	—	—	—	—	—	—	—	—
Balance at December 31, 2019	$—	$—	$169,938	$1,692,127	$543,922	$693,404	$316,085	$3,415,476

Additions during the year	—	—	—	202,329	106,149	33,289	—	341,767
Disposals during the year	—	—	—	(88,285)	—	—	—	(88,285)
Balance as at December 31, 2020	$—	$—	$169,938	$1,806,171	$650,071	$726,693	$316,085	$3,668,958

ACCUMULATED DEPRECIATION
Balance at January 1, 2018	$—	$53,564	$66,416	$998,944	$386,095	$572,017	$217,694	$2,294,730
Depreciation for the year	—	7,698	23,439	211,908	47,348	74,055	19,678	384,126
Disposals during the year	—	(61,262)	—	(259,247)	—	—	—	(320,509)
Balance at December 31, 2018	$—	$—	$89,855	$951,605	$433,443	$646,072	$237,372	$2,358,347

Depreciation for the year	—	—	18,132	184,429	33,144	40,371	15,744	291,820
Disposals during the year	—	—	—	(2,664)	—	—	—	(2,664)
Balance at December 31, 2019	$—	$—	$107,987	$1,133,370	$466,587	$686,443	$253,116	$2,647,503

Depreciation for the year	—	—	25,636	184,973	33,815	37,477	12,593	294,494
Disposals during the year	—	—	—	(76,319)	—	—	—	(76,319)
Balance at December 31, 2020	$—	$—	$133,623	$1,242,024	$500,402	$723,920	$265,709	$2,865,678

CARRYING AMOUNTS
As at December 31, 2018	$—	$—	$80,083	$537,353	$110,479	$7,000	$78,713	$813,628
As at December 31, 2019	$—	$—	$61,951	$558,757	$77,335	$6,961	$62,969	$767,973
As at December 31, 2020	$—	$—	$36,315	$564,147	$149,669	$2,773	$50,376	$803,280